Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) USD_per_Pound	Dec. 31, 2017 CAD ($) USD_per_Pound
Copper [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	2.70	3.26
Copper [member] | Commodity Price Risk [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	2.70	3.26
Change in Profit (Loss) Attributable to Shareholders | $	$ 21	$ 35
Zinc [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	1.12	1.50
Zinc [member] | Commodity Price Risk [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	1.12	1.50
Change in Profit (Loss) Attributable to Shareholders | $	$ 7	$ 5